Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements, our current share price, other market conditions and other relevant factors.
On January 21, 2015 we announced our intention to repurchase approximately EUR 1.0 billion of our own shares within the 2015-2016 timeframe. This program consisted of the intended purchase of (i) up to 3.3 million shares to cover ESOPs and (ii) up to EUR 750 million of shares for cancellation. On July 14, 2015, ASML completed the purchase of 3.3 million shares for ESOPs for a total amount of EUR 314.9 million. In addition, from July 16, 2015 to December 31, 2015, we have acquired 3.0 million shares which will be canceled for a total consideration of EUR 250.0 million. In total ASML has acquired 6.3 million shares under this program for a total consideration of EUR 564.9 million.
The following table provides a summary of shares repurchased by ASML in 2015:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum number of shares that may yet be purchased under program 1	Maximum value of shares that may yet be purchased under program 2 (EUR)

January 21 - 31, 2015	202,080	93.65	202,080	3,097,920	750,000,000
February 1 - 28, 2015	478,691	91.43	680,771	2,619,229	750,000,000
March 1 - 31, 2015	740,490	97.30	1,421,261	1,878,739	750,000,000
April 1 - 30, 2015	551,263	95.01	1,972,524	1,327,476	750,000,000
May 2 - 31, 2015	412,920	97.21	2,385,444	914,556	750,000,000
June 1 - 30, 2015	734,976	96.72	3,120,420	179,580	750,000,000
July 1 - 14, 2015	179,580	92.13	3,300,000	—	750,000,000
July 16 - 31, 2015	320,500	91.50	3,620,500	—	720,674,218
August 1 - 31, 2015	533,000	83.66	4,153,500	—	676,085,205
September 1 - 30, 2015	482,500	80.64	4,636,000	—	637,176,550
October 1 - 31, 2015	429,927	81.09	5,065,927	—	602,312,556
November 1 - 30, 2015	572,167	86.41	5,638,094	—	552,871,175
December 1 - 22, 2015	634,682	83.29	6,272,776	—	500,005,909
Total	6,272,776	90.05